Cover	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-38418
Entity Registrant Name	Cocrystal Pharma, Inc.
Entity Central Index Key	0001412486
Entity Tax Identification Number	35-2528215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19805 N. Creek Parkway
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	(877)
Local Phone Number	262-7123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	COCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false